Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”). The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

a.	Use of estimates:

The preparation of financial statements in conformity with (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

b.	Financial statements in U.S. dollars:

The majority of the revenues of the Company are generated in U.S. dollars. In addition, Financing activities are made in U.S. dollars.

The Company’s management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, its functional and reporting currency is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate, in the period in which the currency exchange rate changes.

The financial statements of the Company’s foreign subsidiary, whose functional currency is not the U.S. dollar, have been translated into dollars. All balance sheet amounts have been translated using the exchange rates in effect at balance sheet date. Statement of operation amounts have been translated using the average exchange rate prevailing during the year. Such translation adjustments are reported as a separate component of accumulated other comprehensive income (loss) in equity.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Inter-company transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

All highly liquid investments that are readily convertible to cash and are not restricted as to withdrawal or use and the period to maturity of which did not exceed three months at time of deposit, are considered cash equivalents.

e.	Restricted deposit:

Restricted cash is invested in short-term bank deposits (less than twelve months), which are mainly used as security for the Company’s guarantees to customers and lines of credits with banks. The deposits are in U.S. dollars and bear a variable interest of up to 1.32%.

f.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories and for market prices lower than cost (see also Note 5).

Cost is determined as follows:

Raw materials and components - using the FIFO cost method.

Work in progress and finished goods - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs.

Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overhead, which represent recoverable costs incurred for production.

g.	Property, plant and equipment:

Property plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets. Annual rates of depreciation are as follows:

%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Leasehold improvements are depreciated over the shorter of the estimated useful life or the lease period.

Assets, in respect of which investment grants have been received, are presented at cost less the related grant amount. Depreciation is based on net cost.

h.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, plant and equipment”, whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. As of December 31, 2017, 2016 and 2015, no impairment losses have been identified.

As required by ASC 820, “Fair Value Measurement”, the Company applies assumptions that market place participations would consider in determines the fair value of long-lived assets (or asset group).

i.	Research and development costs:

Research and development costs, net of participation grants, include costs incurred for research and development, are charged to the statement of operations as incurred.

The Company received royalty-bearing grants, from the Israeli Innovation Authority (“IIA”) for the purpose of partially funding research and development projects. The grants are recognized as a deduction from research and development costs incurred (see also Note 10b).

j.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income taxes”. This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax based assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The adoption of ASC 740-10 did not result in a change in the Company’s accumulated deficit. The Company did not record any provision in connection with ASC 740-10 as of December 31, 2017 and 2016.

k.	Severance pay:

The Company’s agreements with most of its employees are in accordance with section 14 of the Severance Pay Law - 1963, under which the Company’s contributions for severance pay shall be instead of severance compensation. Upon release of the policy to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments will be made by the Company to the employee.

The Company’s liability for severance pay for the employees that are not covered in section 14 is calculated pursuant to Israel’s Severance Pay Law - 1963, based on the most recent salary of the employees as of the balance sheet date less monthly deposits for insurance policies and/or pension funds. Employees are entitled to one month’s salary for each year of employment or a portion thereof.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Severance expense recorded in the statement of operations is net of interest and other income accumulated in the deposits. Severance expense for the years ended December 31, 2017, 2016 and 2015 amounted to $434, $251 and $553, respectively.

l.	Accounting for share-based compensation:

The Company accounts for share-based payment in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statement of operations. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards.

The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2017	2016

Dividend yield	0%	0%
Risk-free interest rate	1.78%	1.19%
Expected term (in years)	4.18	4.5
Volatility	79%	80%

The dividend yield assumption is based on the Company’s historical experience and expectation of future dividend payouts and may be subject to changes in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company’s Ordinary shares.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company’s options.

The expected term of the options represents the period of time that the options are expected to be outstanding and is based on the simplified method, as allowed under Staff Accounting Bulletin No. 110, which is the mid-point between the vesting date and the end of the contractual of the option.

m.	Fair value of financial instruments:

The Company measures its financial instruments at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amount of cash and cash equivalents, restricted deposits, trade receivables, other accounts receivable, bank credit, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of December 31, 2017 and 2016 the fair value of foreign currencies derivatives asset (liability) were 19 and (8), respectively.

n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and long-term receivables.

The Company’s cash and cash equivalents and restricted deposits are mainly held in U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company’s investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company’s trade receivables are derived from sales to large and solid organizations located mainly in the United States, Asia, Latin America and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to these amounts that the Company has determined to be doubtful of collection. The allowance is computed for specific debts and the collectability is determined based upon the Company’s experience.

o.	Comprehensive income (loss):

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income and its components.

Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. Accordingly, the Company presents a separate consolidated statement of comprehensive income (loss).

The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the years ended December 31, 2017 and 2016:

Accumulated foreign currency translation differences

Balance as of December 31, 2015	$387
Net current period other comprehensive loss	(165)

Balance as of December 31, 2016	$222
Net current period other comprehensive income	170

Balance as of December 31, 2017	$392

p.	Warranty:

In connection with the sale of its products, the Company provides product warranties for periods between one to two years. Based on past experience and engineering estimates, the estimated liability from these warranties is $35 as of December 31, 2017 and 2016.

q.	Revenue recognition:

The Company generates revenues mainly from the sale of products and from long-term fixed price contracts of defense electronics as follows: data recording and management systems, inertial navigation systems for air and land applications, avionics solutions, and avionics for UAVs, and land radar for defense forces and border protection applications. In addition, the Company provides manufacturing, development and product support services.

The Company also generates revenues from repair services using its ATE mainly through CACS (See Note 1b).

Product revenues:

The Company recognizes revenue from sales of products in accordance with ASC 605-10, “Revenue Recognition” (Formerly “Staff Accounting Bulletin (“SAB”) No. 104”).

Product revenue is recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, delivery of the product to the customer has occurred and the Company has determined that collection of the fee is probable. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provisions lapse, unless the Company can objectively and reliably demonstrate that the criteria specified in the acceptance provisions are satisfied.

Revenues from long-term fixed price contracts which provide a substantial level of development efforts are recognized in accordance with ASC 605-35, “Construction-Type and Production-Type contracts”, using contract accounting on a percentage of completion method in accordance with the “Input Method”. The percentage of completion is determined based on the ratio of actual costs incurred to total costs estimated to be incurred over the duration of the contract. With regard to contracts for which a loss is anticipated, a provision is made for the entire amount of the estimated loss at the time such loss becomes evident. As of December 31, 2017 and 2016, the provision for estimated losses identified is $0.

Revenues from long-term fixed-price contracts that involve both development and production are recorded using the cost-to-cost method (development phase) and units-of-delivery method (production phase) as applicable to each phase of the contract, as the basis to measure progress toward completion.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit or loss are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement.

In all cases, the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Service revenues:

Revenues from services are recognized as the services are performed.

r.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year in accordance with ASC 260, “Earnings per share”.

For the years ended December 31, 2016 and 2015, all options, convertible notes and warrants have been excluded from the computation of diluted net income (loss) per share, since their effect is anti-dilutive.

s.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and hedging”, as amended and related Interpretations. ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a hedge and is so designated, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings (for fair value hedge transactions) or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings (for cash flow hedge transactions).

The ineffective portion of a derivative’s change in fair value is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings. Cash flows related to such hedges are classified as operating activities.

The Company enters into forward exchange contracts and option contracts in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS. Since the derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, any gain or loss derived from such instruments is recognized immediately as financial expenses, net.

As of December 31, 2017 and 2016, the fair value of the outstanding forward contracts was $19, which was recorded in other receivables against financial income and $8, which was recorded in other accruals against financial expenses, respectively.

t.	Recently Issued Accounting Standards:

In May 2014, the FASB issued new standard related to revenue recognition, ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” and related subsequent updates (collectively, the “new revenue standard”). Under the new revenue standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new revenue standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new revenue standard permits two transition methods: retrospectively to each prior reporting period presented (the “full retrospective method”), or retrospectively with the cumulative effect of initially applying the new revenue standard recognized at the date of initial application (the “modified retrospective method”). The Company will adopt the new revenue standard effective January 1, 2018 using the modified retrospective method applied to those contracts which were not substantially completed as of January 1, 2018.

The Company did not have any material cumulative-effect adjustment as a result of the adoption. In addition, the adoption of ASU 2014-09 and the overall Topic 606 will not have any material impact on our consolidated financial statement line items in the year of adoption. The Company will make the additional required disclosures under Topic 606, starting with the Company’s consolidated financial statements that include the initial adoption date.

In February 2016, the FASB issued guidance on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e, lessees and lessors), ASU 2016-02 - Leases (Topic 842). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. Topic 842 supersedes the previous leases standard, ASC 840, “Leases”. The guidance is effective for the interim and annual periods beginning on or after December 15, 2018 (early adoption is permitted). The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The ASU requires that the Consolidated Statement of Cash Flows explain the change in total cash and equivalents and amounts generally described as restricted cash or restricted cash equivalents when reconciling the beginning-of-period and end-of-period total amounts. The ASU also requires a reconciliation between the total of cash and equivalents and restricted cash presented on the Consolidated Statement of Cash Flows and the cash and equivalents balance presented on the Consolidated Balance Sheet. ASU 2016-18 is effective retrospectively on January 1, 2018, with early adoption permitted. The Company does not expect this guidance to have a material effect on its consolidated financial statements at the time of adoption of this standard.

In May 2017, the FASB issued ASU 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting.” ASU 2017-09 was issued to provide clarity and reduce both 1) diversity in practice and 2) cost and complexity when applying the guidance in Topic 718 to a change in the terms or conditions of a share-based payment award. ASU 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting under Topic 718. The amendments in ASU 2017-09 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The amendments in ASU 2017-09 should be applied prospectively to an award modified on or after the adoption date. The adoption of this ASU will not have a material impact on our consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities”, which is intended to simplify and amend the application of hedge accounting to more clearly portray the economics of an entity’s risk management strategies in its financial statements. The ASU will make more financial and nonfinancial hedging strategies eligible for hedge accounting, reduce complexity in fair value hedges of interest rate risk and ease certain documentation and assessment requirements of hedge effectiveness. It also changes how companies assess effectiveness and amends the presentation and disclosure requirements. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of adopting the ASU on its consolidated financial statements.

u.	Recently Adopted Accounting Pronouncements:

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2016-09, “Compensation - Stock Compensation (Topic 718)” (“ASU 2016-09”). ASU 2016-09 permits entities to make an accounting policy election related to how forfeitures will impact the recognition of compensation cost for stock-based compensation: to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures as they occur. Upon adoption of ASU 2016-09, the Company elected to change its accounting policy to account for forfeitures as they occur. The guidance was applied on a modified, retrospective basis in the first quarter of fiscal 2017 and did not have a material impact on the Company’s consolidated financial results.